UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Amusement and Recreation Services:
The Walt Disney Company	12,235	$639,646	0.37%
		639,646	0.37%
Apparel and Accessory Stores:
American Eagle Outfitters, Inc.	17,600	371,008	0.21%
Foot Locker, Inc.	34,018	1,207,639	0.70%
Nordstrom, Inc.	7,720	425,990	0.25%
Ross Stores, Inc.	25,512	1,648,075	0.95%
The Gap, Inc.	19,750	706,655	0.41%
The TJX Companies, Inc.	17,386	778,719	0.45%
		5,138,086	2.97%
Apparel and Other Finished Products:
PVH Corp.	3,900	365,508	0.21%
V.F. Corporation	2,665	424,694	0.25%
		790,202	0.46%
Auto Dealers, Gas Stations:
Autozone, Inc. *	3,214	1,188,119	0.69%
		1,188,119	0.69%
Building Construction-General Contractors:
Lennar Corporation	11,600	403,332	0.23%
		403,332	0.23%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	71,050	2,148,552	1.24%
The Home Depot, Inc.	33,206	2,004,646	1.16%
		4,153,198	2.40%
Business Services:
Accenture plc **	22,669	1,587,510	0.92%
Alliance Data Systems Corporation *	4,500	638,775	0.37%
Automatic Data Processing, Inc.	10,760	631,182	0.36%
CA, Inc.	25,300	651,855	0.38%
eBay Inc. *	15,610	755,680	0.44%
Google Inc. *	1,252	944,634	0.55%
IHS Inc. *	3,865	376,258	0.22%
International Business Machines Corporation	23,151	4,802,675	2.77%
Intuit Inc.	32,504	1,913,836	1.11%
Microsoft Corporation	94,244	2,806,586	1.62%
NetSuite Inc. *	11,305	721,259	0.42%
Oracle Corporation	27,930	879,516	0.51%
priceline.com Incorporated *	840	519,733	0.30%
Red Hat, Inc. *	3,785	215,518	0.12%
Salesforce.com, Inc. *	5,744	877,051	0.51%
SAP AG **	9,200	656,236	0.38%
Symantec Corporation *	43,966	791,388	0.46%
Synopsys, Inc. *	25,297	835,307	0.48%
The Western Union Company	24,100	439,102	0.25%
Tyco International, Ltd. **	10,030	564,288	0.33%
Visa Inc.	6,640	891,619	0.51%
VMware Inc. *	8,825	853,731	0.49%
		23,353,739	13.50%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Chemicals and Allied Products:
Abbott Laboratories	47,025	$3,224,034	1.86%
Agrium Inc. **	1,200	124,152	0.07%
Air Products & Chemicals, Inc.	1,300	107,510	0.06%
Amgen Inc.	5,300	446,896	0.26%
Bristol-Myers Squibb Company	20,995	708,581	0.41%
Celanese Corporation	3,085	116,952	0.07%
Celgene Corporation *	11,541	881,732	0.51%
CF Industries Holdings, Inc.	500	111,120	0.06%
Colgate-Palmolive Company	5,960	639,031	0.37%
E.I. du Pont de Nemours and Company	7,385	371,244	0.22%
Eastman Chemical Company	2,100	119,721	0.07%
Ecolab Inc.	2,415	156,516	0.09%
Eli Lilly and Company	9,300	440,913	0.26%
FMC Corporation	4,135	228,996	0.13%
Gilead Sciences, Inc. *	14,461	959,198	0.55%
Johnson & Johnson	37,025	2,551,393	1.48%
Medivation, Inc. *	7,850	442,426	0.26%
Merck & Co., Inc.	55,600	2,507,560	1.45%
Monsanto Company	10,215	929,769	0.54%
Novo Nordisk A/S **	2,790	440,290	0.25%
Pfizer Inc.	19,400	482,090	0.28%
PPG Industries, Inc.	7,995	918,146	0.53%
Praxair, Inc.	3,960	411,365	0.24%
Regeneron Pharmacueticals, Inc. *	1,460	222,884	0.13%
Sanofi-Aventis **	10,900	469,354	0.27%
The Dow Chemical Company	3,800	110,048	0.06%
Vertex Pharmacueticals Incorporated *	3,800	212,610	0.12%
		18,334,531	10.60%
Communications:
AT&T Inc.	11,970	451,269	0.26%
CBS Corporation	45,967	1,669,981	0.96%
Discovery Communications, Inc. *	14,307	853,126	0.49%
Level 3 Communications, Inc. *	47,266	1,085,700	0.63%
Scripps Networks Interactive, Inc.	13,182	807,134	0.47%
Time Warner Cable Inc.	8,634	820,748	0.47%
		5,687,958	3.28%
Depository Institutions:
Capital One Financial Corporation.	9,280	529,053	0.31%
Fifth Third Bancorp	20,800	322,608	0.19%
JPMorgan Chase & Co.	8,200	331,936	0.19%
KeyCorp	36,700	320,758	0.19%
Regions Financial Corporation	42,700	307,867	0.18%
SunTrust Banks, Inc.	11,500	325,105	0.19%
U.S. Bancorp	44,100	1,512,630	0.87%
Wells Fargo & Company	30,245	1,044,360	0.60%
		4,694,317	2.72%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	2,200	115,170	0.07%
W.W. Grainger, Inc.	2,205	459,456	0.26%
		574,626	0.33%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Eating and Drinking Places:
Starbucks Corporation	14,080	$714,560	0.41%
		714,560	0.41%
Electric, Gas, and Sanitary Services:
Ameren Corporation	6,800	222,156	0.13%
American Electric Power Company, Inc.	5,400	237,276	0.14%
DTE Energy Company	3,800	227,772	0.12%
Edison International	5,200	237,588	0.14%
Entergy Corporation	3,300	228,690	0.13%
FirstEnergy Corp.	5,200	229,320	0.13%
NRG Energy, Inc. *	10,500	224,595	0.13%
NV Energy, Inc.	12,800	230,528	0.13%
ONEOK, Inc.	17,905	864,991	0.50%
Pinnacle West Capital Corporation	4,100	216,480	0.13%
Public Service Enterprise Group Incorporated	7,000	225,260	0.13%
Stericycle, Inc. *	5,645	510,985	0.30%
Teco Energy, Inc.	12,400	219,976	0.13%
The Williams Companies, Inc.	34,420	1,203,667	0.70%
		5,079,284	2.94%
Electronic and Other Electric Equipment:
Ametek, Inc	22,177	786,175	0.45%
Amphenol Corporation	10,400	612,352	0.35%
ASML Holding N.V. **	11,600	622,688	0.36%
Broadcom Corporation	31,259	1,080,936	0.62%
General Electric Company	47,385	1,076,113	0.63%
Intel Corporation	27,883	632,386	0.37%
Molex Incorporated	85,900	1,865,748	1.08%
Qualcomm Incorporated	30,191	1,886,636	1.09%
		8,563,034	4.95%
Engineering, Accounting, Research, Mgmt and Relation Services:
ABB Ltd **	17,100	319,770	0.19%
		319,770	0.19%
Fabricated Metal Products:
Ball Corporation	2,500	105,775	0.06%
Parker-Hannifin Corporation	13,159	1,099,829	0.64%
		1,205,604	0.70%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	13,650	1,172,672	0.68%
Archer-Daniels-Midland Company	4,300	116,874	0.07%
Bunge Limited **	1,700	113,985	0.06%
Diageo plc **	5,640	635,797	0.37%
Dr Pepper Snapple Group, Inc.	10,500	467,565	0.27%
Ingredion Incorporated	2,200	121,352	0.07%
The Coca-Cola Company	16,054	608,928	0.35%
		3,237,173	1.87%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Food Stores:
Safeway Inc.	26,800	$431,212	0.25%
Whole Foods Market, Inc.	5,465	532,291	0.31%
		963,503	0.56%
General Merchandise:
Costco Wholesale Corporation	4,860	486,608	0.28%
Dillard's, Inc.	4,900	354,368	0.21%
Dollar Tree, Inc. *	8,000	386,200	0.22%
Macy's, Inc.	19,685	740,550	0.43%
		1,967,726	1.14%
Heavy Construction Non-Building:
Flour Corporation	21,850	1,229,718	0.71%
KBR, Inc.	11,600	345,912	0.20%
		1,575,630	0.91%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	60,800	2,098,208	1.21%
		2,098,208	1.21%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	10,078	634,914	0.37%
		634,914	0.37%
Hotels, Other Lodging Places:
Wyndham Worldwide Corporation	6,900	362,112	0.21%
		362,112	0.21%
Industrial Machinery and Equipment:
Apple Computer, Inc.	5,740	3,830,072	2.21%
Cisco Systems, Inc.	39,214	748,595	0.43%
Cummins Engine, Inc.	11,574	1,067,239	0.62%
Dover Corporation	35,500	2,111,895	1.22%
Eaton Corporation	7,300	344,998	0.20%
EMC Corporation *	50,449	1,375,744	0.79%
F5 Network, Inc. *	11,123	1,164,578	0.67%
Fortinet, Inc. *	19,165	462,643	0.27%
NetApp, Inc. *	16,065	528,217	0.31%
Pitney Bowes, Inc.	24,000	331,680	0.19%
Teradata Corporation *	20,144	1,519,059	0.88%
The Timken Company	8,400	312,144	0.18%
Western Digital Corporation	32,974	1,277,083	0.74%
		15,073,947	8.71%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Instruments and Related Products:
3M Company	3,600	$332,712	0.19%
Agilent Technologies, Inc.	18,280	702,866	0.41%
Baxter International Inc.	47,702	2,874,522	1.66%
C.R. Bard, Inc.	7,637	799,212	0.46%
Danaher Corporation	26,356	1,453,533	0.84%
KLA-Tencor Corporation	15,580	743,244	0.43%
Medtronic, Inc.	18,756	808,759	0.47%
Northrop Grumman Corporation	9,600	637,728	0.37%
Raytheon Company	11,000	628,760	0.36%
Roper Industries, Inc.	13,748	1,510,768	0.87%
Stryker Corporation	13,791	767,607	0.45%
The Cooper Companies, Inc.	8,296	783,640	0.45%
Thermo Fisher Scientific Inc.	3,750	220,613	0.13%
Waters Corporation *	4,200	349,986	0.20%
Zimmer Holdings, Inc.	6,600	446,292	0.26%
		13,060,242	7.55%
Insurance Carriers:
Ace LTD. **	4,400	332,640	0.19%
Aetna Inc.	11,900	471,240	0.27%
Assurant, Inc.	9,100	339,430	0.20%
Axis Capital Holdings Limited **	60,850	2,124,882	1.23%
Berkshire Hathaway Inc. *	23,850	2,103,570	1.21%
Fidelity National Financial, Inc.	21,500	459,885	0.26%
Lincoln National Corporation	13,000	314,470	0.18%
Metlife Capital Trust, Inc.	9,100	313,586	0.18%
Principal Financial Group, Inc.	12,200	328,668	0.19%
Prudential Financial, Inc.	5,900	321,609	0.19%
RenaissanceRe Holdings Ltd. **	21,550	1,660,212	0.96%
The Chubb Corporation	4,500	343,260	0.20%
The Hartford Financial Services Group, Inc.	16,600	322,704	0.19%
The Travelers Companies, Inc.	5,000	341,300	0.20%
UnitedHealth Group Incorporated	21,992	1,218,577	0.70%
Unum Group	15,900	305,598	0.18%
		11,301,631	6.53%
Leather and Leather Products:
Coach, Inc.	12,176	682,100	0.39%
		682,100	0.39%
Lumber and Wood Products:
Leucadia National Corporation	91,000	2,070,250	1.20%
		2,070,250	1.20%
Metal Mining:
Cliffs Natural Resources Inc.	3,000	117,390	0.07%
Freeport-McMoRan Copper & Gold Inc.	26,844	1,062,486	0.61%
		1,179,876	0.68%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	3,900	114,855	0.07%
		114,855	0.07%
Miscellaneous Manufacturing Industries:
Mattel, Inc.	10,400	368,992	0.21%
		368,992	0.21%
Miscellaneous Retail:
CVS Caremark Corp	15,988	774,139	0.45%
IAC/InteractiveCorp	7,300	380,038	0.22%
PetSmart, Inc.	17,628	1,215,979	0.70%
Sally Beauty Holdings, Inc. *	10,905	273,606	0.16%
		2,643,762	1.53%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Nondepository Institutions:
American Express Company	14,933	$849,090	0.49%
Discover Financial Services	9,100	361,543	0.21%
SLM Corporation	19,500	306,540	0.18%
		1,517,173	0.88%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	30,995	1,199,816	0.69%
Cardinal Health, Inc.	12,300	479,331	0.28%
McKesson Corporation	13,038	1,121,659	0.65%
		2,800,806	1.62%
Oil and Gas Extraction:
Apache Corporation	3,200	276,704	0.16%
Cabot Oil & Gas Corporation	7,960	357,404	0.21%
Diamond Offshore Drilling, Inc.	4,600	302,726	0.18%
Encana Corporation **	86,800	1,902,656	1.10%
Eni S.p.A **	7,000	306,880	0.18%
Helmerich & Payne, Inc.	6,600	314,226	0.18%
Nabors Industries Ltd. * **	21,300	298,839	0.17%
Noble Corporation **	54,000	1,932,120	1.12%
Occidental Petroleum Corporation	3,500	301,210	0.17%
Pioneer Natural Resources Company	3,630	378,972	0.22%
Plains Exploration & Production Company *	32,100	1,202,787	0.70%
Royal Dutch Shell PLC **	4,100	284,581	0.16%
Schlumberger N.V. (Schlumberger Limited) **	34,835	2,519,615	1.45%
Southwestern Energy Company *	15,455	537,525	0.31%
Talisman Energy Inc. **	21,400	285,048	0.16%
Transocean LTD. **	6,400	287,296	0.17%
		11,488,589	6.64%
Paper and Allied Products:
International Paper Company	3,400	123,488	0.07%
Kimberly-Clark Corporation	5,700	488,946	0.28%
		612,434	0.35%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	7,300	309,228	0.18%
Chevron Corporation	2,792	325,436	0.19%
ConocoPhillips	5,500	314,490	0.17%
Exxon Mobil Corporation	3,400	310,930	0.18%
Total SA **	6,100	305,610	0.18%
Valero Energy Corporation	9,800	310,464	0.18%
		1,876,158	1.08%
Primary Metal Industries:
Steel Dynamics, Inc.	9,500	106,685	0.06%
		106,685	0.06%
Printing, Publishing, & Allied Lines:
R.R. Donnelley & Sons Company	22,200	235,320	0.14%
		235,320	0.14%
Railroad Transportation:
Union Pacific Corporation	9,240	1,096,788	0.63%
		1,096,788	0.63%
Real Estate:
PICO Holdings, Inc. *	76,700	1,750,294	1.01%
		1,750,294	1.01%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Rubber & Miscellaneous Plastic Products:
Armstrong World Industries, Inc.	5,285	$245,065	0.14%
Nike, Inc.-Class B	5,305	503,498	0.29%
		748,563	0.43%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	6,200	351,478	0.20%
Franklin Resources, Inc.	9,258	1,157,898	0.67%
The Goldman Sachs Group, Inc.	5,575	633,766	0.37%
		2,143,142	1.24%
Service Necessity:
Subsea 7 S.A. * **	30,200	697,922	0.40%
		697,922	0.40%
Transportation By Air:
Bristow Group Inc.	31,500	1,592,325	0.92%
		1,592,325	0.92%
Transportation Equipment:
Autoliv, Inc.	5,900	365,623	0.21%
Honeywell International Inc.	14,085	841,579	0.49%
Polaris Industries Inc.	9,870	798,187	0.46%
The Boeing Company	10,527	732,890	0.42%
TRW Automotive Holdings Corp *	7,800	340,938	0.20%
		3,079,217	1.78%
Transportation Services:
Expedia, Inc.	13,277	767,942	0.44%
		767,942	0.44%
Water Transportation:
Royal Caribbean Cruises Ltd. **	10,995	332,159	0.19%
		332,159	0.19%
Total common stocks (cost $141,656,944)		169,020,444	97.69%
Short-Term Investments:
AIM Money market funds (.02013% at September 30, 2012)	3,766,946	3,766,946	2.18%
Total short-term investments (cost $3,766,946)		3,766,946	2.18%
Total investments (cost $145,423,890)		172,787,390	99.87%
Other assets and liabilities, net		235,468	0.13%
Total net assets		173,022,858	100.00%

* Presently not producing dividend income
** Foreign Investments (13.00% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2012.

Level 1 -	Quoted Prices	$172,787,390
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$172,787,390

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: __/s/ David R. Carpenter______
David R. Carpenter Principal Executive Officer

Date: October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

___/s/ David R. Carpenter__ David R. Carpenter Principal Executive Officer

Date:  October 22, 2012

___/s/ Robert D. Brearton___ Robert D. Brearton Principal Financial Officer

Date:  October 22,  2012

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically